SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Parties
Issuance of options to related party		$ 721
Short-term salary and fees	803	508
Short-term salary until deletion	22
Loan repayment		172
Conversion of loan to ordinary shares	657
Share based payments	2,084	98
Post-employment retirement benefits	98	94
Payment for Administrative services	34	36
Non-monetary benefits	49	29
Payments for legal services	287
Revaluation of financial liabilities at fair value	1,204
Proof of Concept projects paid by affiliated companies		(1,064)
Key management personnel compensation	$ 5,238	$ 594